WARRANTS (Details Textual) - USD ($)			1 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 09, 2016	Oct. 09, 2015	Apr. 30, 2016	May 31, 2016	Nov. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 01, 2015	Sep. 30, 2014
Number of warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,312,000
Strike price (in dollars per share) | $ / shares			$ 0.001	$ 0.25	$ 0.10					$ 0.10			$ 0.50
Share based compensation expense						$ 414,031	$ 397,134	$ 540,119	$ 774,700
Deferred Compensation Liability, Current and Noncurrent										$ 513,003
Class of Warrant or Right, Outstanding			18,353,310			18,353,311		18,353,311
Fair Value Assumptions, Risk Free Interest Rate								1.01%
Warrants and Rights Outstanding						$ 3,205,959		$ 3,205,959
Gain (Loss) on Extinguishment of Debt						$ (1,664,281)	0	$ (1,664,281)	0
Share Price						$ 0.161		$ 0.161		$ 0.0306		$ 10.00
Fair Value Assumptions, Weighted Average Volatility Rate								172.95%		102.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										5 years
Share-based Compensation, Total								$ 688,292	1,500,270	$ 1,075,749	$ 1,844,009
Blacks choles Option Pricing Model [Member]
Number of warrants
Fair Value Assumptions, Risk Free Interest Rate								1.24%
Share Price						0.175		$ 0.175
Fair Value Assumptions, Weighted Average Volatility Rate					102.00%			178.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					5 years			5 years
Convertible Notes Payable [Member]
Number of warrants
Debt Instrument, Convertible, If-converted Value in Excess of Principal			$ 1,541,678					$ 1,541,678
Minimum
Number of warrants
Expected term				5 years
Strike price (in dollars per share) | $ / shares						0.038		$ 0.038
Fair Value Assumptions, Risk Free Interest Rate				1.22%	1.14%					1.14%
Share Price				$ 0.169	$ 0.031					$ 0.031
Fair Value Assumptions, Weighted Average Volatility Rate				169.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								4 years 3 months 11 days		4 years 9 months 7 days
Maximum
Number of warrants
Strike price (in dollars per share) | $ / shares						$ 0.179		$ 0.179
Fair Value Assumptions, Risk Free Interest Rate				1.35%	1.75%					1.75%
Share Price				$ 0.195	$ 0.058					$ 0.058
Fair Value Assumptions, Weighted Average Volatility Rate				178.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								4 years 9 months 22 days		4 years 10 months 6 days
Warrants
Number of warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1,181,329		1,181,329
Expected term	5 years	5 years
Strike price (in dollars per share) | $ / shares	$ 0.25	$ 0.10
Share based compensation expense										$ 510,436	131,517
Unamortized Share based compensation expense						$ 106,750		$ 106,750
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum								166.74%		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum								178.98%		102.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum								0.85%		0.29%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum								1.08%		1.71%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								0.00%		0.00%
Deferred Compensation Liability, Current and Noncurrent										$ 106,852	$ 207,190
Fair Value Assumptions, Weighted Average Volatility Rate		0.25%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										5 years
Share-based Compensation, Total						$ 58,483	$ 148,173	$ 415,445	$ 470,187
Warrants | Minimum
Number of warrants
Expected term								1 year 6 months		1 year 6 months
Warrants | Maximum
Number of warrants
Expected term								2 years 6 months		5 years